Taxation - Change in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (1,853)	£ (1,894)
Exchange differences	173	5
Recognised in income statement – continuing operations	(16)	134
Reclassification	0	0
Recognised in other comprehensive loss and equity	(8)	(18)
Tax rate change – recognised in income statement	(78)	(45)
Tax rate change – recognised in other comprehensive loss and equity	(48)	(16)
Acquisition of subsidiaries	(15)	(19)
Ending balance	(1,845)	(1,853)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	61	24
Exchange differences	(5)	(1)
Recognised in income statement – continuing operations	0	7
Reclassification	0	(3)
Recognised in other comprehensive loss and equity	0	34
Tax rate change – recognised in income statement	1	0
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	0	0
Ending balance	57	61
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	234	264
Exchange differences	(17)	(7)
Recognised in income statement – continuing operations	29	27
Reclassification	(7)	(11)
Recognised in other comprehensive loss and equity	(2)	(33)
Tax rate change – recognised in income statement	10	(6)
Tax rate change – recognised in other comprehensive loss and equity	(4)	0
Acquisition of subsidiaries	1	0
Ending balance	244	234
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(340)	(349)
Exchange differences	26	0
Recognised in income statement – continuing operations	(28)	(10)
Reclassification	0	8
Recognised in other comprehensive loss and equity	0	0
Tax rate change – recognised in income statement	(39)	11
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	0	0
Ending balance	(381)	(340)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,736)	(1,795)
Exchange differences	176	12
Recognised in income statement – continuing operations	(19)	115
Reclassification	7	6
Recognised in other comprehensive loss and equity	0	(3)
Tax rate change – recognised in income statement	(48)	(52)
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	(16)	(19)
Ending balance	(1,636)	(1,736)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(72)	(38)
Exchange differences	(7)	1
Recognised in income statement – continuing operations	2	(5)
Reclassification	0	0
Recognised in other comprehensive loss and equity	(6)	(16)
Tax rate change – recognised in income statement	(2)	2
Tax rate change – recognised in other comprehensive loss and equity	(44)	(16)
Acquisition of subsidiaries	0	0
Ending balance	£ (129)	£ (72)